Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 11.8%
Entertainment 3.0%
Electronic Arts, Inc.(a)	131,656	13,187,982
Walt Disney Co. (The)	218,034	21,062,084
Total		34,250,066
Interactive Media & Services 4.6%
Alphabet, Inc., Class C(a)	45,540	52,954,367
Media 2.9%
Comcast Corp., Class A	630,650	21,681,747
Discovery, Inc., Class A(a)	614,785	11,951,420
Total		33,633,167
Wireless Telecommunication Services 1.3%
T-Mobile U.S.A., Inc.(a)	173,285	14,538,612
Total Communication Services		135,376,212
Consumer Discretionary 9.3%
Automobiles 0.9%
General Motors Co.	507,727	10,550,567
Internet & Direct Marketing Retail 5.0%
Amazon.com, Inc.(a)	29,463	57,444,600
Multiline Retail 1.3%
Target Corp.	153,704	14,289,861
Specialty Retail 2.1%
Home Depot, Inc. (The)	129,980	24,268,566
Total Consumer Discretionary		106,553,594
Consumer Staples 6.2%
Beverages 1.8%
PepsiCo, Inc.	175,355	21,060,136
Food Products 1.5%
Mondelez International, Inc., Class A	339,889	17,021,641
Household Products 1.3%
Kimberly-Clark Corp.	114,412	14,629,862
Tobacco 1.6%
Philip Morris International, Inc.	261,871	19,106,108
Total Consumer Staples		71,817,747
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	249,665	18,090,726
EOG Resources, Inc.	139,165	4,998,807
Total		23,089,533
Total Energy		23,089,533
Financials 8.1%
Banks 6.8%
Bank of America Corp.	927,068	19,681,654
Citigroup, Inc.	401,598	16,915,308
JPMorgan Chase & Co.	278,320	25,057,149
KeyCorp	999,057	10,360,221
Popular, Inc.	175,896	6,156,360
Total		78,170,692
Insurance 1.3%
Allstate Corp. (The)	164,572	15,096,190
Total Financials		93,266,882
Health Care 15.3%
Biotechnology 2.7%
AbbVie, Inc.	154,579	11,777,374
Alexion Pharmaceuticals, Inc.(a)	80,455	7,224,054
BioMarin Pharmaceutical, Inc.(a)	85,361	7,213,005
Exact Sciences Corp.(a)	81,439	4,723,462
Total		30,937,895
Health Care Equipment & Supplies 5.2%
Abbott Laboratories	279,048	22,019,678
Baxter International, Inc.	183,587	14,905,428
Medtronic PLC	253,383	22,850,079
Total		59,775,185
Health Care Providers & Services 1.6%
Cigna Corp.	99,970	17,712,685
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	237,917	13,261,494
Eli Lilly & Co.	151,656	21,037,720
Johnson & Johnson	250,078	32,792,728
Total		67,091,942
Total Health Care		175,517,707
Industrials 9.2%
Aerospace & Defense 2.8%
L3 Harris Technologies, Inc.	79,835	14,379,880
Northrop Grumman Corp.	57,538	17,408,122
Total		31,788,002
Building Products 2.3%
Masco Corp.	412,570	14,262,545
Trane Technologies PLC	149,923	12,382,140
Total		26,644,685
Machinery 1.1%
Stanley Black & Decker, Inc.	125,200	12,520,000
Road & Rail 3.0%
Norfolk Southern Corp.	105,061	15,338,906
Union Pacific Corp.	138,192	19,490,600
Total		34,829,506
Total Industrials		105,782,193
Information Technology 26.6%
Communications Equipment 2.0%
Cisco Systems, Inc.	579,043	22,762,180
IT Services 5.7%
Fidelity National Information Services, Inc.	164,660	20,029,243
International Business Machines Corp.	177,140	19,650,140
MasterCard, Inc., Class A	105,547	25,495,933
Total		65,175,316
Semiconductors & Semiconductor Equipment 4.8%
Broadcom, Inc.	90,233	21,394,244
NVIDIA Corp.	61,119	16,110,968
NXP Semiconductors NV	142,851	11,846,634
Qorvo, Inc.(a)	76,241	6,147,312
Total		55,499,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 10.1%
Adobe, Inc.(a)	67,486	21,476,745
Microsoft Corp.	497,491	78,459,305
NortonLifeLock, Inc.	852,406	15,948,516
Total		115,884,566
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	180,233	45,831,450
Total Information Technology		305,152,670
Materials 1.1%
Metals & Mining 1.1%
Barrick Gold Corp.	691,145	12,661,777
Total Materials		12,661,777
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Medical Properties Trust, Inc.	719,788	12,445,134
ProLogis, Inc.	203,567	16,360,680
Total		28,805,814
Total Real Estate		28,805,814
Utilities 5.2%
Electric Utilities 2.7%
American Electric Power Co., Inc.	202,798	16,219,784
Xcel Energy, Inc.	255,164	15,386,389
Total		31,606,173
Multi-Utilities 2.5%
Ameren Corp.	209,015	15,222,563
DTE Energy Co.	137,599	13,067,777
Total		28,290,340
Total Utilities		59,896,513
Total Common Stocks (Cost $1,154,568,012)		1,117,920,642

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2020 (Unaudited)
Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	29,880,215	29,865,275
Total Money Market Funds (Cost $29,876,447)		29,865,275
Total Investments in Securities (Cost: $1,184,444,459)		1,147,785,917
Other Assets & Liabilities, Net		1,181,257
Net Assets		1,148,967,174
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	15,534,516	105,255,579	(90,909,880)	29,880,215	4,469	(11,172)	112,927	29,865,275
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Quarterly Report 2020	3